Revenue Recognition - Deferred Contract Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Contract Costs
Deferred contract costs	$ 1,909	$ 1,748
Deferred costs, current	1,084	959
Deferred costs, noncurrent	825	788
Amortization of deferred contract costs	1,661
Capitalized costs to obtain a contract
Deferred Contract Costs
Deferred contract costs	966	794
Deferred setup costs
Deferred Contract Costs
Deferred contract costs	294	326
Other deferred fulfillment costs
Deferred Contract Costs
Deferred contract costs	$ 649	$ 628